Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
U.S. Global GO GOLD and Precious Metal Miners ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global GO GOLD and Precious Metal Miners ETF
Class Name	U.S. Global GO GOLD and Precious Metal Miners ETF
Trading Symbol	GOAU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Global GO GOLD and Precious Metal Miners ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global GO GOLD and Precious Metal Miners ETF	$38	0.60%
[1]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/ for more recent performance information.
Net Assets	$ 124,159,729
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$124,159,729
Number of Holdings	30
Portfolio Turnover	62%
30-Day SEC Yield	0.24%
30-Day SEC Yield Unsubsidized	0.24%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Basic Materials	99.8%
Cash & Other	0.2%

Top 10 Issuers	(% of Net Assets)
Royal Gold, Inc.	10.2%
Wheaton Precious Metals Corporation	10.1%
Franco-Nevada Corporation	10.0%
Dundee Precious Metals, Inc.	4.4%
Sandstorm Gold, Ltd.	4.2%
Triple Flag Precious Metals Corporation	4.0%
OR Royalties, Inc.	4.0%
Allied Gold Corporation	3.7%
Sibanye Stillwater, Ltd.	3.2%
Avino Silver & Gold Mines, Ltd.	3.1%

Top Ten Countries	(% of Net Assets)
Canada	61.1%
United States	12.7%
South Africa	11.0%
Australia	10.9%
Peru	2.3%
Mexico	2.2%
United Kingdom	2.1%
Cash & Other	-2.3%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/.
US Global JETS ETF
Shareholder Report [Line Items]
Fund Name	US Global JETS ETF
Class Name	US Global JETS ETF
Trading Symbol	JETS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Global JETS ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-jets-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-jets-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Global JETS ETF	$28	0.60%
[2]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/u-s-global-jets-etf/ for more recent performance information.
Net Assets	$ 818,952,485
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$818,952,485
Number of Holdings	50
Portfolio Turnover	20%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Consumer, Cyclical	77.2%
Industrial	14.4%
Communications	8.0%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	13.8%
United Airlines Holdings, Inc.	10.8%
Delta Air Lines, Inc.	10.7%
American Airlines Group, Inc.	10.6%
Southwest Airlines Company	10.6%
Air Canada	3.4%
SkyWest, Inc.	3.0%
Sun Country Airlines Holdings, Inc.	3.0%
Alaska Air Group, Inc.	2.9%
Allegiant Travel Company	2.9%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-jets-etf/.
US Global Sea to Sky Cargo ETF
Shareholder Report [Line Items]
Fund Name	US Global Sea to Sky Cargo ETF
Class Name	US Global Sea to Sky Cargo ETF
Trading Symbol	SEA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Global Sea to Sky Cargo ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Global Sea to Sky Cargo ETF	$31	0.60%
[3]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/ for more recent performance information.
Net Assets	$ 8,381,901
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$8,381,901
Number of Holdings	31
Portfolio Turnover	65%
30-Day SEC Yield	8.72%
30-Day SEC Yield Unsubsidized	7.17%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Industrial	94.9%
Consumer, Non-cyclical	3.1%
Cash & Other	2.0%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	11.6%
Orient Overseas International, Ltd.	5.1%
COSCO SHIPPING Holdings Company, Ltd. - H-Shares	5.1%
Wallenius Wilhelmsen ASA	4.9%
SITC International Holdings Company, Ltd.	4.9%
ZIM Integrated Shipping Services, Ltd.	4.7%
Evergreen Marine Corporation Taiwan, Ltd.	4.3%
HMM Company, Ltd.	4.0%
Yang Ming Marine Transport Corporation	4.0%
Teekay Corporation Ltd.	4.0%

Top Ten Countries	(% of Net Assets)
United States	23.6%
Taiwan	11.8%
China	11.2%
Hong Kong	9.9%
Norway	8.8%
Japan	5.2%
Canada	4.8%
Israel	4.7%
South Korea	4.0%
Cash & Other	16.0%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/.
U.S. Global Technology and Aerospace & Defense ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global Technology and Aerospace & Defense ETF
Class Name	U.S. Global Technology and Aerospace & Defense ETF
Trading Symbol	WAR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Global Technology and Aerospace & Defense ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/war/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/war/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global Technology and Aerospace & Defense ETF	$33	0.60%
[4]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/war/ for more recent performance information.
Net Assets	$ 7,266,059
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$7,266,059
Number of Holdings	30
Portfolio Turnover	72%
30-Day SEC Yield	0.24%
30-Day SEC Yield Unsubsidized	0.24%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Technology	54.9%
Industrial	35.0%
Communications	9.5%
Cash & Other	0.6%

Top 10 Issuers	(% of Net Assets)
Leonardo DRS, Inc.	7.8%
Mount Vernon Liquid Assets Portfolio, LLC	7.4%
A10 Networks, Inc.	6.6%
ACM Research, Inc.	6.2%
General Dynamics Corporation	5.9%
QUALCOMM, Inc.	5.7%
Hensoldt AG	5.7%
RENK Group AG	5.6%
V2X, Inc.	5.5%
Secunet Security Networks AG	4.6%

Top Ten Countries	(% of Net Assets)
United States	66.9%
Germany	15.9%
Israel	7.3%
United Kingdom	4.1%
Netherlands	3.8%
France	3.8%
Norway	3.4%
Turkey	2.1%
Cash & Other	-7.3%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/war/.

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized